UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10145


                              BAILLIE GIFFORD FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Angus N G Macdonald
                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


    Registrant's telephone number, including area code: 011-44-131-275-2000

                         Date of fiscal year end: 12/31

                  Date of reporting period: 01/01/03 - 12/31/03

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.


BAILLIE GIFFORD INTERNATIONAL EQUITY
AND EMERGING MARKETS FUNDS
--------------------------------------------------------------------------------
Annual Report
December 31, 2003

INDEX            BAILLIE GIFFORD INTERNATIONAL EQUITY AND EMERGING MARKETS FUNDS
================================================================================



                                                            PAGE NUMBER

INTERNATIONAL EQUITY FUND

   Schedule of Portfolio Investments                            1-4

   Industry Diversification Table                                5

   Statement of Assets and Liabilities                           6

   Statement of Operations                                       7

   Statements of Changes in Net Assets                           8

   Financial Highlights

              Selected Data for Class I                          9

              Selected Data for Class III                       10

EMERGING MARKETS FUND

   Schedule of Portfolio Investments                           11-13

   Industry Diversification Table                               14

   Statement of Assets and Liabilities                          15

   Statement of Operations                                      16

   Statements of Changes in Net Assets                          17

   Financial Highlights

              Selected Data for Class III                       18

Notes to Financial Statements                                 19 - 25

Report of Independent Accountants                               26

Management of the Trust                                       27 - 28

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003                      BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================


COMPANY                                                        SHARES         U.S. $ VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS--94.7%
AUSTRALIA--3.2%
Amcor, Ltd.                                                       271,666    $    1,690,710
Australia and New Zealand Banking Group, Ltd.                     108,963         1,451,494
BHP Billiton, Ltd.                                                400,072         3,674,479
Foster's Group, Ltd.                                              482,700         1,636,604
National Australia Bank, Ltd.                                      79,543         1,794,951
The News Corp., Ltd.                                              132,700         1,198,792
Woodside Petroleum Ltd.                                           123,900         1,381,614
Woolworths, Ltd.                                                   93,300           829,502
                                                                               -------------
                                                                                 13,658,146
                                                                               -------------

BRAZIL--0.6%
Petroleo Brasilerio SA ADR(a)                                     104,400         2,783,304
                                                                               -------------

CHINA--0.8%
CNOOC, Ltd.                                                     1,869,000         3,659,230
                                                                               -------------

DENMARK--1.0%
Danske Bank A/S                                                   183,900         4,314,671
                                                                               -------------

FINLAND--2.9%
Nokia Oyj                                                         712,570        12,322,572
                                                                               -------------

FRANCE--10.6%
Essilor International SA                                           69,050         3,570,951
France Telecom SA(a)                                              133,170         3,806,297
L'Oreal SA                                                        111,341         9,128,613
Pernod-Ricard SA(a)                                                47,987         5,335,588
Sanofi-Synthelabo SA                                               99,822         7,516,869
TotalFinaElf SA                                                    52,030         9,673,589
Vivendi Universal SA                                              262,060         6,369,698
                                                                               -------------
                                                                                 45,401,605
                                                                               -------------

GERMANY--7.7%
Adidas-Salomon AG                                                  30,480         3,483,209
Bayerische Motoren Werke (BMW) AG                                  76,980         3,587,804
Deutsche Bank AG                                                   73,336         6,095,916
Deutsche Boerse AG                                                 77,200         4,235,873
Porsche Pref. AG                                                   11,310         6,690,704
SAP AG                                                             52,630         8,839,158
                                                                               -------------
                                                                                 32,932,664
                                                                               -------------

HONG KONG--2.8%
Boc Hong Kong Holdings, Ltd.                                    1,030,000         1,936,988
Cheung Kong (Holdings), Ltd.                                      496,000         3,945,077
Hang Seng Bank, Ltd.                                              110,000         1,445,206
Legend Holdings, Ltd.                                           1,130,000           483,957
Li & Fung Ltd.                                                    470,000           805,168
Sun Hung Kai Properties, Ltd.                                     400,000         3,310,320
                                                                               -------------
                                                                                 11,926,716
                                                                               -------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 1

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003                      BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================


COMPANY                                                        SHARES         U.S. $ VALUE
-----------------------------------------------------------------------------------------------
IRELAND--3.7%
Allied Irish Banks Plc.                                           309,520    $    4,938,734
CRH Plc.                                                          302,328         6,196,808
Ryanair Holdings Plc.(a)                                          471,910         3,922,663
Ryanair Holdings Plc. - ADR(a)                                     22,290         1,128,766
                                                                               -------------
                                                                                 16,186,971
                                                                               -------------

ITALY--2.4%
Eni SpA                                                           362,980         6,849,370
Riunione Adriatica di Sicurta SpA                                 202,010         3,439,878
                                                                               -------------
                                                                                 10,289,248
                                                                               -------------

JAPAN--19.6%
Alps Electric Co., Ltd.                                           202,000         2,955,454
Asahi Glass Co., Ltd.                                             806,000         6,618,269
Bridgestone Corp.                                                 266,000         3,576,617
Brother Industries, Ltd.                                          265,000         2,430,671
Canon, Inc.                                                       102,000         4,749,277
Daikin Industries Ltd.                                            216,000         4,988,336
Japan Tobacco, Inc.                                                   614         4,497,434
Kao Corp.                                                         167,000         3,397,033
Keyence Corp.                                                      19,200         4,047,103
Konica Corp.                                                      474,000         6,373,369
Kyocera Corp.                                                      60,700         4,044,024
Mitsui & Co., Ltd.                                                570,000         4,589,997
Mitsui Sumitomo Insurance Co., Ltd.                               479,000         3,933,190
Nippon Telegraph and Telephone Corp. (NTT)                            628         3,029,542
NTT DoCoMo, Inc.                                                    1,005         2,278,763
Promise Co., Ltd.                                                  39,000         1,699,449
Rohm Co., Ltd.                                                     32,400         3,797,182
Shin-Etsu Chemical Co., Ltd.                                       66,800         2,730,092
Tokyu Corporation                                                 927,000         4,757,395
Toyota Motor Corp.                                                169,300         5,718,634
UFJ Holdings, Inc.                                                    815         3,916,441
                                                                               -------------
                                                                                 84,128,272
                                                                               -------------

NETHERLANDS--3.2%
Aegon NV                                                          368,700         5,455,160
Philips Electronics NV                                            115,120         3,361,539
Verenigde Nederlandse Uitgeversbedrijven NV                       151,870         4,798,617
                                                                               -------------
                                                                                 13,615,316
                                                                               -------------

NEW ZEALAND--0.3%
Telecom Corp., of New Zealand, Ltd.                               350,700         1,236,456
                                                                               -------------

PORTUGAL--0.1%
Brisa - Auto Estradas de Portugal SA(a)                            64,501           431,200
                                                                               -------------

RUSSIA--0.8%
LUKOIL Holdings ADR                                                37,400         3,478,200
                                                                               -------------

SINGAPORE--0.4%
Venture Corp., Ltd.                                               150,000         1,766,472
                                                                               -------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 2

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003                      BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================


COMPANY                                                        SHARES         U.S. $ VALUE
-----------------------------------------------------------------------------------------------
SPAIN--1.8%
Altadis SA                                                        109,790    $    3,115,887
Banco Popular Espanol SA                                           78,550         4,686,447
                                                                               -------------
                                                                                  7,802,334
                                                                               -------------

SWEDEN--3.3%
Atlas, Copco B                                                    194,710         6,345,739
S.K.F. AB-B Shares                                                 89,410         3,454,474
Telefonaktiebolaget LM Ericsson                                 2,552,140         4,575,571
                                                                               -------------
                                                                                 14,375,784
                                                                               -------------

SWITZERLAND--4.6%
ABB Ltd.                                                        1,136,025         5,759,351
Adecco SA-R                                                        74,550         4,792,177
Novartis AG-R                                                      78,980         3,585,791
UBS AG-R                                                           80,640         5,522,707
                                                                               -------------
                                                                                 19,660,026
                                                                               -------------

UNITED KINGDOM--24.9%
AstraZeneca Plc.                                                   81,500         3,910,062
Aviva Plc.                                                        345,000         3,027,806
Barclays Plc.                                                     564,000         5,030,576
BG Group Plc.                                                     501,500         2,576,583
BP Plc.(a)                                                        876,000         7,103,847
British American Tobacco Plc.                                     314,300         4,332,379
Capita Group Plc.                                                 357,000         1,552,980
Carnival Plc                                                       94,325         3,800,963
Compass Group Plc.                                                532,000         3,618,983
Diageo Plc.                                                       434,000         5,710,424
GlaxoSmithKline Plc.                                              661,312        15,153,315
HSBC Holdings Plc.                                                447,000         7,025,760
Imperial Tobacco Group Plc.                                       341,300         6,720,789
Man Group Plc.                                                     98,000         2,563,112
MMO2 Plc                                                        1,653,000         2,278,531
Next Plc                                                          127,000         2,553,141
Royal Bank of Scotland Group Plc.                                 220,000         6,482,519
Standard Chartered Plc.                                           239,000         3,946,895
Vodafone Group Plc.                                             6,842,000        16,963,838
Wolseley Plc.                                                     189,000         2,672,884
                                                                               -------------
                                                                                107,025,387
                                                                               -------------
TOTAL COMMON STOCKS
   (cost $350,765,270)                                                          406,994,574
                                                                               -------------

CONVERTIBLE PREFERRED STOCKS--0.4%
JAPAN--0.4%
SMFG Finance CV Pref. 2.25 7/11/2005                          105,000,000         1,714,566
   (cost $729,102)                                                             -------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 3

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003                      BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================


COMPANY                                                        SHARES         U.S. $ VALUE
-----------------------------------------------------------------------------------------------
MUTUAL FUNDS--5.0%

UNITED KINGDOM--5.0%

Baillie Gifford Emerging Markets Growth Fund 'C' Accum          5,255,499    $   11,600,276
Baillie Gifford Japanese Smaller Cos. Fund 'C' Accum              613,648         9,894,430
                                                                               -------------
TOTAL MUTUAL FUNDS
   (cost $17,261,826)                                                            21,494,706
                                                                               -------------

TOTAL INVESTMENTS
   (cost $368,756,198)--100.1%                                                   430,203,846
Liabilities in excess of other assets--(0.1%)                                       (604,130)
                                                                               -------------
NET ASSETS--100%                                                              $  429,599,716
                                                                               =============

(a) Non-income producing security.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 4

INDUSTRY DIVERSIFICATION
DECEMBER 31, 2003                      BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

                                                                     % OF TOTAL
                                                  US$ VALUE          NET ASSETS
                                                --------------     -------------

Automobiles & Parts                        $        19,573,759            4.6%
Banks                                               60,303,871            14.0
Beverages                                           12,682,616             3.0
Chemicals                                            2,730,092             0.6
Construction & Building Materials                   15,487,961             3.6
Diversified Industrials                              4,589,997             1.1
Electronic & Electrical Equipment                   29,113,891             6.8
Engineering & Machinery                             14,788,549             3.4
Food & Drug Retailers                                  829,502             0.2
Health                                               3,570,951             0.8
Household Goods & Textiles                           4,288,377             1.0
Information Technology Hardware                     21,179,282             4.9
Insurance                                            7,373,068             1.7
Leisure, Entertainment & Hotels                      3,800,963             0.9
Life Assurance                                       8,482,966             2.0
Media & Photography                                 18,740,476             4.3
Mining & Metals                                      3,674,479             0.9
Oil & Gas                                           37,505,737             8.7
Open-Ended Investment Cos.                          21,494,706             5.0
Personal Care & Household Products                  12,525,646             2.9
Pharmaceuticals                                     30,166,037             7.0
Real Estate                                          7,255,397             1.7
Retailers-General                                    2,553,141             0.6
Software & Computer Technology                       8,839,158             2.1
Specialty & Other Finance                            8,498,434             2.0
Support Services                                    11,654,850             2.7
Telecommunications Services                         29,593,427             6.9
Tobacco                                             18,666,489             4.3
Transportation                                      10,240,024             2.4
                                              -----------------     -----------

Total Value of Investments                         430,203,846          100.1%
Liabilities in excess of other assets                 (604,130)          (0.1)%
                                              -----------------     -----------
Net Assets                                  $      429,599,716          100.0%
                                              =================     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 5

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003                      BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

ASSETS
       Investments, at value (cost $368,756,198)                                                                  $   430,203,846
       Cash                                                                                                             1,417,001
       Foreign cash, at value (cost $6,868,702)                                                                         7,056,623
       Receivable for investments sold                                                                                  4,748,376
       Dividends and interest receivable                                                                                1,710,150
                                                                                                                    --------------

       Total Assets                                                                                                   445,135,996
                                                                                                                    --------------

LIABILITIES

       Payable for dividends declared                                                                                  10,306,382
       Payable for investments purchased                                                                                4,584,056
       Advisory fee payable                                                                                               377,095
       Service fee payable                                                                                                 54,593
       Other payables                                                                                                     214,154
                                                                                                                    --------------
       Total Liabilities                                                                                               15,536,280
                                                                                                                    --------------

NET ASSETS                                                                                                        $   429,599,716
                                                                                                                    ==============


COMPOSITION OF NET ASSETS
       Paid-in capital                                                                                            $   484,656,470
       Undistributed net investment income                                                                             -3,871,643
       Accumulated net realized loss on investments and foreign currency transactions                                -113,163,960
       Net unrealized appreciation in value of investments and foreign currencies                                      61,978,849
                                                                                                                    --------------
                                                                                                                  $   429,599,716
                                                                                                                    ==============


NET ASSET VALUE, PER SHARE

       CLASS I ($6,913,454 / 1,278,380 shares outstanding)                                                        $          5.41
                                                                                                                    --------------

       CLASS III ($422,686,262 / 77,844,555 shares outstanding)                                                   $          5.43
                                                                                                                    --------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 6

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003           BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

INVESTMENT INCOME
       Dividends (net of foreign taxes withheld of $873,731)                                                  $      7,595,153
       Interest (net of foreign taxes withheld of $221)                                                                155,745
                                                                                                                 --------------
          TOTAL INVESTMENT INCOME                                                                                    7,750,898
                                                                                                                 --------------

EXPENSES
       Advisory fee                                                                                                  1,261,590
       Service fee - Class III Shares                                                                                  177,578
                     Class I  Shares                                                                                    13,245
       Fund Accounting                                                                                                 252,318
       Custody - (Note B)                                                                                              120,000
       Professional fees                                                                                                46,068
       Legal fees                                                                                                       46,039
       Insurance                                                                                                        38,760
       Trustees Fees                                                                                                    20,262
       Transfer Agency                                                                                                  18,023
       Other                                                                                                            11,075
                                                                                                                 --------------
       TOTAL EXPENSES                                                                                                2,004,958
       Less - reduction in custody fee due to undertaking by the Manager - (Note B)                                   -120,000
                                                                                                                 --------------
          NET EXPENSES                                                                                               1,884,958
                                                                                                                 --------------

          NET INVESTMENT INCOME                                                                                      5,865,940
                                                                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS

       Net realized gain (loss) from:
            Investments                                                                                            -27,756,700
            Foreign currency transactions                                                                              572,075
                                                                                                                 --------------
                                                                                                                   -27,184,625
                                                                                                                 --------------
       Net increase in unrealized appreciation on:
            Investments                                                                                            133,062,535
            Translation of assets and liabilities in foreign currencies                                                408,273
                                                                                                                 --------------
                                                                                                                   133,470,808
                                                                                                                 --------------

       Net realized and unrealized gain on investments and foreign currency transactions                           106,286,183
                                                                                                                 --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                    $    112,152,123
                                                                                                                 ==============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 7

STATEMENTS OF CHANGES IN NET ASSETS    BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================


                                                                                                 YEAR ENDED           YEAR ENDED
                                                                                                DECEMBER 31,         DECEMBER 31,
                                                                                                    2003                 2002
                                                                                           -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
       Net investment income                                                               $        5,865,940    $        4,771,819
       Net realized loss from investments and foreign currency transactions                       -27,184,625           -76,323,275
       Net increase/decrease in unrealized appreciation/depreciation on investments
            and translation of assets and liabilities in foreign currencies                       133,470,808            -1,848,453
                                                                                              ----------------      ----------------
       Net increase (decrease) in net assets from operations                                      112,152,123           -73,399,909
                                                                                              ----------------      ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income:
            Class I                                                                                  -172,784               -56,736
            Class III                                                                             -10,591,188            -3,989,870
                                                                                              ----------------      ----------------
       TOTAL DIVIDENDS AND DISTRIBUTIONS                                                          -10,763,972            -4,046,606
                                                                                              ----------------      ----------------

TRANSACTIONS  IN  SHARES  OF  BENEFICIAL   INTEREST
       Net  proceeds  from  shares subscribed:
            Class I                                                                                 1,774,074             1,608,739
            Class III                                                                                       -                     -
       Dividends and distributions reinvested:
            Class I                                                                                    54,390                     -
            Class III                                                                               4,449,805                     -
       Cost of shares redeemed:
            Class I                                                                                  -976,080                     -
            Class III                                                                                       -                     -
       INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
                                                                                              ----------------      ----------------
            BENEFICIAL INTEREST                                                                     5,302,189             1,608,739
                                                                                              ----------------      ----------------

       TOTAL INCREASE (DECREASE) IN NET ASSETS                                                    106,690,340           -75,837,776

NET ASSETS
       Beginning of year                                                                          322,909,376           398,747,152
                                                                                              ----------------      ----------------
       End of year                                                                         $      429,599,716    $      322,909,376
                                                                                              ================      ================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 8

     FINANCIAL HIGHLIGHTS              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
     ===========================================================================
     SELECTED DATA FOR CLASS I SHARES OUTSTANDING:


                                                                                                                    For the Period
                                                                                                                 August 12, 2001 (a)
                                                                  Year ended               Year ended                   through
                                                               December 31, 2003        December 31, 2002          December 31, 2001
                                                               -----------------        -----------------          -----------------
     Net asset value, beginning of period                            $4.14                    $5.15                      $5.39
                                                               -----------------        -----------------          -----------------
     INCOME FROM INVESTMENT OPERATIONS

     Net investment income                                            0.07                     0.05                       0.01
     Net realized and unrealized gain (loss)
          on investments and foreign
          currency transactions                                       1.33                    -1.01                      -0.25
                                                               -----------------        -----------------          -----------------
     Net increase (decrease) in net asset
          value from investment operations                            1.40                    -0.96                      -0.24
                                                               -----------------        -----------------          -----------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                            -0.13                    -0.05                          -
     Taxable distributions in excess of net investment income
          and net realized gain on investments                           -                        -                          -
     Return of capital distributions                                     -                        -                          -
                                                               -----------------        -----------------          -----------------
           Total Dividends and Distributions                         -0.13                    -0.05                          -
                                                               -----------------        -----------------          -----------------
     Net asset value, end of period                                  $5.41                    $4.14                      $5.15
                                                               =================        =================          =================

     TOTAL RETURN

     Total investment return based on net
          asset value (b)                                            33.80%                  -18.60%                     -4.45%
     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period
          (000's omitted)                                           $6,913                   $4,529                     $3,617
     Ratio of net expenses to average net
          assets (c)                                                  0.72%                    0.72%                      0.72%*
     Ratio of net investment income
           to average net assets                                      1.45%                    1.20%                      0.27%*
     Portfolio turnover rate                                            38%                      38%                        40%


 *   Annualized.
(a)  Commencement of share class.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) The Manager has voluntarily undertaken to pay all custody fees incurred by the Fund for the foreseeable future. Absent this undertaking, the annualized net expense percentage for Class I in 2001 would have been approximately 0.74%, 0.76% in 2002 and 0.75% in 2003.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 9

FINANCIAL HIGHLIGHTS                   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

SELECTED DATA FOR CLASS III SHARES OUTSTANDING:


                                                                                                                   For the Period
                                                                                                                November 1, 2000 (a)
                                                          Year ended           Year ended        Year ended           through
                                                      December 31, 2003    December 31, 2002  December 31, 2001   December 31, 2000
                                                      -----------------    -----------------  ----------------- --------------------
Net asset value, beginning of period                        $4.15               $5.15                 $9.65              $10.00
                                                      -----------------    -----------------  ----------------- --------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.07                0.07                  0.06                   -
Net realized and unrealized gain (loss)
     on investments and foreign
     currency transactions                                   1.35               -1.02                 -1.53               -0.35
                                                      -----------------    -----------------  ----------------- --------------------
Net increase (decrease) in net asset
     value from investment operations                        1.42               -0.95                 -1.47               -0.35
                                                      -----------------    -----------------  ----------------- --------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                        -0.14               -0.05                 -0.02                   -
Taxable distributions in excess of net investment income
     and net realized gain on investments                       -                   -                 -2.14                   -
Return of capital distributions                                 -                   -                 -0.87                   -
                                                      -----------------    -----------------  ----------------- --------------------
      Total Dividends and Distributions                     -0.14               -0.05                 -3.03                   -
                                                      -----------------    -----------------  ----------------- --------------------
Net asset value, end of period                              $5.43               $4.15                 $5.15               $9.65
                                                      =================    =================  ================= ====================

TOTAL RETURN
Total investment return based on net
     asset value (b)                                        34.18%             -18.41%               -19.57%             -3.50%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                     $422,686            $318,380              $395,130            $491,552
Ratio of net expenses to average net
     assets (c)                                              0.52%               0.52%                 0.49%               0.69%*
Ratio of net investment income
      to average net assets                                  1.63%               1.41%                 1.00%               0.00%*
Portfolio turnover rate                                        38%                 38%                   40%                  6%


*    Annualized.

(a)  Commencement of investment operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) The Manager has voluntarily undertaken to pay all custody fees incurred by the Fund for the foreseeable future. Absent this undertaking, the net expense percentage for Class III in 2001 would have been approximately 0.52%, 0.55% in 2002 and 0.55% in 2003.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. Page 10

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================


COMPANY                                                  SHARES           U.S. $ VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS- 99.5%

BRAZIL - 13.9%
Banco Itau Holding Financeira SA ADR (a)                       30,000  $       1,463,100
Ciompanhia Siderurgica Nacional SA ADR                         25,000          1,340,000
Companhia de Bebidas ADR                                       43,000          1,096,930
Companhia Vale do Rio Doce ADR                                 25,000          1,462,500
Petroleo Brasileiro SA ADR (a)                                101,500          2,967,860
Tele Norte Leste Participacoes SA ADR                          93,800          1,447,334
Telesp Celular Participacoes SA ADR                            90,000            592,200
Uniao de Bancos Brasileiros SA GDR                             18,300            456,585
Votorantim Celulose Papel SA ADR (a)                           15,000            470,250
                                                                         ----------------
                                                                              11,296,759
                                                                         ----------------

CHILE -  1.0%
Antofagasta Plc.                                               40,000            755,447
Banco Santiago Chile SA ADR                                     1,888             44,897
                                                                         ----------------
                                                                                 800,344
                                                                         ----------------

CHINA - 7.0%
Aluminum Corp., of China, Ltd., Class H                       982,000            746,278
CNOOC, Ltd.                                                   820,000          1,605,441
PetroChina Co., Ltd.,  Class H                              4,870,000          2,791,424
Zhejiang Expressway Co., Ltd., Class H                        770,000            540,535
                                                                         ----------------
                                                                               5,683,678
                                                                         ----------------

CROATIA - 0.5%
Pliva d.d GRD                                                  24,000            396,240
                                                                         ----------------

HONG KONG - 2.2%
Shanghai Industrial Holdings, Ltd.                            445,000          1,017,408
Tom. Com, Ltd. (a)                                          2,400,000            741,924
                                                                         ----------------
                                                                               1,759,332

                                                                         ----------------

HUNGARY - 0.7%
Gedeon Richter Rt.                                              4,500            532,732
                                                                         ----------------

INDIA - 2.6%
Hindalco Industries, Ltd. GDR                                  44,500          1,373,573
Vedanta Resources Ltd                                         118,000            777,358
                                                                         ----------------
                                                                               2,150,931
                                                                         ----------------

INDONESIA - 2.1%
Bumi Resources Tbk PT                                      13,200,000            783,615
Telekomunikasi Indonesia Tbk                                1,140,000            913,624
                                                                         ----------------
                                                                               1,697,239
                                                                         ----------------

ISRAEL -  3.6%
Bank Hapoalim, Ltd.                                           175,000            430,034
Check Point Software Technologies                              53,000            891,460
Taro Pharmaceuticals Industries Ltd.                           13,500            870,750
Teva Pharmaceutical Industries, Ltd.  ADR                      13,400            759,914
                                                                         ----------------
                                                                               2,952,158
                                                                         ----------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. Page 11

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================


COMPANY                                                  SHARES           U.S. $ VALUE
-----------------------------------------------------------------------------------------
MALAYSIA - 2.1%
Genting Berhad                                                200,000  $         873,684
Ioi Olechemical Industries                                    390,000            851,842
                                                                         ----------------
                                                                               1,725,526
                                                                         ----------------

MEXICO - 7.5%
America Movil SA,  Series L ADR                                82,300          2,250,082
Consorcio ARA, de SA (a)                                      220,000            546,611
Grupo Financiero Banorte SA de CV, Class O                    120,000            416,472
Grupo Financiero BBVA Bancomer, SA Class B (a)              1,100,000            939,732
Telefonos de Mexico SA de CV, Class L ADR                      23,568            778,451
TV Azteca, SA de CV ADR                                        55,000            500,500
WalMart de Mexico SA de CV,  Series C                         256,800            686,720
                                                                         ----------------
                                                                               6,118,568
                                                                         ----------------

RUSSIA - 7.8%
Gazprom ADR                                                    45,000          1,165,500
LUKOIL Holdings ADR                                            21,100          1,962,300
MMC Norilsk Nickel  ADR (a)                                    27,000          1,759,050
Mobile Telesystems                                              4,900            405,720
Peter Hambro Mining Plc (a)                                    77,000            569,288
VIMPEL-COMMUNICATIONS-SP ADR                                    6,000            441,000
                                                                         ----------------
                                                                               6,302,858
                                                                         ----------------

SOUTH AFRICA - 7.0%
Anglo American Platinum Corp., Ltd.                            50,200          2,192,255
Anglovaal Mining, Ltd. (a)                                     25,945            163,638
Nedcor, Ltd.                                                  105,000            975,753
Sappi Ltd.                                                     74,000          1,008,839
Sasol, Ltd.                                                    95,000          1,352,060
                                                                         ----------------
                                                                               5,692,545
                                                                         ----------------

SOUTH KOREA - 23.2%
Cheil Communications, Inc.                                      6,900          1,001,846
Cheil Industries, Inc.                                         50,200            728,880
Daelim Industrial Co., Ltd                                     26,400            930,592
Dongkuk Steel Mill Co., Ltd.                                  150,000          1,233,739
Hyundai Development Co. (a)                                   113,000          1,171,255
Hyundai Motor Co., Ltd.                                        44,900          1,903,021
Korea Exchange Bank (a)                                       188,000            997,197
KT&G Corp. 144A GDR  *                                         84,200            731,403
LGl Corp.                                                     139,500            970,587
Posco                                                          10,200          1,395,384
S1 Corporation                                                 41,000            808,645
Samsung Corp.                                                 215,200          1,788,065
Samsung Electronics Co., Ltd.                                  10,800          4,087,955
Shinsegae Co.,  Ltd.                                            3,700            900,546
Yuhan Corp.                                                     3,707            210,910
                                                                         ----------------
                                                                              18,860,025
                                                                         ----------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. Page 12

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================


COMPANY                                                  SHARES           U.S. $ VALUE
-----------------------------------------------------------------------------------------
TAIWAN - 14.3%
Asia Cement Corp.                                           1,953,000  $       1,041,216
China Airlines                                                875,000            378,866
Chung Hwa Pulp                                              1,440,000            746,510
Far Eastern Department Store                                  840,000            310,515
Hon Hai Precision Industry Co., Ltd. GDR                      180,000          1,431,000
Nanya Technology Corp.                                        241,000          1,512,010
Realtek Semiconductor Corp.                                   220,000            375,847
Sampo Corp.                                                   820,000            357,467
Synnex Technology International Corp.                         540,000            731,664
Taiwan Cellular Corp.                                       1,530,000          1,329,455
Taiwan Cement Corp.                                         1,540,000            757,526
Taiwan Semiconductor Manufacturing Co., Ltd.                  148,600          1,521,664
ADR (a)
United Microelectronics ADR (a)                               151,000            747,450
Yungtay Engineering Co Ltd                                    650,000            402,062
                                                                         ----------------
                                                                              11,643,252
                                                                         ----------------

THAILAND - 2.4%
Siam Cement Public Co., Ltd.                                  280,000          1,950,407
                                                                         ----------------

TURKEY - 1.6%
Koc Holding AS                                             30,000,000            510,320
Turkiye Garanti Bankasi AS                                260,000,000            758,719
                                                                         ----------------
                                                                               1,269,039
                                                                         ----------------
TOTAL COMMON STOCKS
      (cost $58,446,984)                                                      80,831,633
                                                                         ----------------


WARRANTS - 3.0%
INDIA - 0.9%
ICTCI Bank, Ltd. 11/24/04                                     117,500            761,929
                                                                         ----------------

TAIWAN - 2.1%
Sinopac Holding,  4/18/05                                   1,850,000            936,655
CTCI Corp. 4/8/05                                             900,000            728,460
                                                                         ----------------
                                                                               1,665,115
                                                                         ----------------
TOTAL WARRANTS
      (cost $1,625,161)                                                        2,427,044
                                                                         ----------------


TOTAL INVESTMENTS - 102.5%
      (cost $60,072,145)                                                      83,258,677
Liabilities in excess of other assets  - (2.5%)                              (2,055,008)
                                                                         ----------------
NET ASSETS - 100%                                                      $      81,203,669
                                                                         ================


(a) Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

* 144A Restricted as to resale. Deemed to be liquid.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. Page 13

INDUSTRY DIVERSIFICATION
DECEMBER 31, 2003                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

                                                                    % OF TOTAL
                                                  US$ VALUE         NET ASSETS
                                              -----------------     ------------

Automobiles & Parts                         $        1,903,021             2.3%
Banks                                                8,181,073             10.1
Beverages                                            1,096,930              1.4
Construction & Building Materials                    6,397,607              7.9
Diversified Industrials                              4,286,380              5.3
Electronic & Electrical Equipment                    5,518,955              6.8
Engineering & Machinery                              1,130,522              1.4
Food Producers & Processors                            851,842              1.0
Forestry & Paper                                     2,225,599              2.7
Household Goods & Textiles                           1,086,347              1.3
Information Technology Hardware                      5,329,635              6.6
Leisure, Entertainment & Hotels                        873,684              1.1
Media & Photography                                  1,502,346              1.9
Mining & Metals                                      6,704,101              8.2
Oil & Gas                                           11,844,584             14.6
Pharmaceuticals                                      2,770,547              3.4
Retailers-General                                    1,897,781              2.3
Software & Computer Technology                       1,633,384              2.0
Steel & Other Materials                              7,848,024              9.7
Support Services                                       808,645              1.0
Telecommunications Services                          7,716,866              9.5
Tobacco                                                731,403              0.9
Transportation                                         919,401              1.1
                                              -----------------      -----------

Total Value of Investments                          83,258,677           102.5%
Liabilities in excess of other assets               (2,055,008)           (2.5)%
                                              -----------------      -----------
Net Assets                                  $       81,203,669           100.0%
                                              =================      ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. Page 14

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

ASSETS
     Investments, at value (cost $60,072,145)                   $    83,258,677
     Cash                                                             2,654,767
     Foreign cash, at value (cost $77,657)                               79,060
     Receivable for investments sold                                  1,139,290
     Dividends and interest receivable                                  208,591
                                                                  --------------

     Total Assets                                                    87,340,385
                                                                  --------------

LIABILITIES
     Dividend  & distribution payable                                 4,819,882
     Payable for investments purchased                                  983,314
     Advisory fee payable                                                95,386
     Service fee payable                                                 19,929
     Other payables                                                     218,205
                                                                  --------------

     Total Liabilities                                                6,136,716
                                                                  --------------

NET ASSETS                                                      $    81,203,669
                                                                  ==============


COMPOSITION OF NET ASSETS
     Paid-in capital                                            $    54,000,000
     Undistributed net investment income                               -165,490
     Accumulated net realized gains on investments and foreign
        currency transactions                                         4,181,166
     Net unrealized appreciation in value of investments
     and foreign currencies                                          23,187,993
                                                                  --------------
                                                                $    81,203,669
                                                                  ==============


NET ASSET VALUE, PER SHARE

     CLASS III ($81,203,669 / 5,403,518 shares outstanding)     $         15.03
                                                                  --------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. Page 15

STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 4, 2003*
THROUGH DECEMBER 31, 2003                  BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

INVESTMENT INCOME
     Dividends (net of taxes withheld of $63,870)             $       1,090,847
     Interest                                                            13,523
                                                               -----------------
        TOTAL INVESTMENT INCOME                                       1,104,370
                                                               -----------------

EXPENSES
     Advisory fee                                                       254,930
     Service fee - Class III Shares                                      50,986
     Custody                                                             81,577
     Fund Accounting                                                     76,479
     Professional fees                                                   25,493
     Legal fees                                                          20,394
     Trustees fees                                                       10,197
     Insurance                                                            7,600
     Transfer Agency                                                      5,099
     Other                                                               32,296
                                                               -----------------
     TOTAL EXPENSES                                                     565,051
                                                               -----------------

        NET INVESTMENT INCOME                                           539,319
                                                               -----------------

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS
     Net realized gain (loss) from:
          Investments                                                 8,464,867
          Foreign currency transactions                                -168,628
                                                               -----------------
                                                                      8,296,239
                                                               -----------------
     Net increase in unrealized appreciation on:
          Investments                                                23,186,532
          Translation of assets and liabilities
          in foreign currencies                                           1,461
                                                               -----------------
                                                                     23,187,993
                                                               -----------------

     Net realized and unrealized gain on investments
        and foreign currency transactions                            31,484,232
                                                               -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $      32,023,551
                                                               =================


   * COMMENCEMENT OF OPERATIONS, APRIL 4, 2003.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. Page 16

STATEMENTS OF CHANGES IN NET ASSETS        BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================


                                                                                                      FOR THE PERIOD
                                                                                                      APRIL 04, 2003*
                                                                                                          THROUGH
                                                                                                     DECEMBER 31, 2003
                                                                                                    -------------------
INCREASE IN NET ASSETS FROM OPERATIONS
       Net investment income                                                                        $          539,319
       Net realized  gain from  investments  and foreign  currency  transactions                             8,296,239
       Net increase in unrealized  appreciation  on  investments  and
       translation of assets and liabilities in foreign currencies                                          23,187,993
                                                                                                      -----------------
       Net increase in net assets from operations                                                           32,023,551
                                                                                                      -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income:
            Class III                                                                                         -536,181
       Capital gain:
            Class III                                                                                       -4,283,701

                                                                                                      -----------------
       TOTAL DIVIDENDS AND DISTRIBUTIONS                                                                    -4,819,882
                                                                                                      -----------------

TRANSACTIONS  IN  SHARES  OF  BENEFICIAL   INTEREST
       Net  proceeds  from  shares subscribed:
            Class III                                                                                       54,000,000
       Dividends and distributions reinvested:
            Class III                                                                                                -
       Cost of shares redeemed:
            Class III                                                                                                -
       INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF                                          -----------------
            BENEFICIAL INTEREST                                                                             54,000,000
                                                                                                      -----------------

       TOTAL INCREASE IN NET ASSETS                                                                         81,203,669

NET ASSETS
       Beginning of period                                                                                           -
                                                                                                      -----------------
       End of period                                                                                $       81,203,669
                                                                                                      =================


     * COMMENCEMENT OF OPERATIONS, APRIL 4, 2003.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. Page 17

FINANCIAL HIGHLIGHTS                       BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

SELECTED DATA FOR CLASS III SHARES OUTSTANDING:


                                                                                        For the Period
                                                                                      April 4, 2003 (a)
                                                                                           through
                                                                                      December 31, 2003

                                                                                -------------------------------
Net asset value, beginning of period                                                        $10.00
                                                                                -------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                        0.10
Net realized and unrealized gain
     on investments and foreign
     currency transactions                                                                   5.82
                                                                                -------------------------------
Net increase in net asset
     value from investment operations                                                        5.92
                                                                                -------------------------------

DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS
Dividends from net investment income                                                        -0.10
Taxable distributions in excess of net investment income
       and net realized gain on investments                                                 -0.79
Return of capital distributions
                                                                                -------------------------------
       Total Dividends and Distributions                                                    -0.89
                                                                                -------------------------------
                                                                                -------------------------------
Net asset value, end of period                                                              $15.03
                                                                                ===============================

TOTAL RETURN
Total investment return based on net
     asset value (b)                                                                        59.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                                                       $81,204
Ratio of net expenses to average net
     assets                                                                                 1.11%*
Ratio of net investment income
      to average net assets                                                                 1.06%*
Portfolio turnover rate                                                                      68%


 *    Annualized.

(a)   Commencement of investment operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. Page 18

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

      Baillie Gifford International Equity Fund ("International Equity "Fund") and Baillie Gifford Emerging Markets Fund ("Emerging Markets Fund") (each, a "Fund", and collectively, the "Funds") are a series of Baillie Gifford Funds (the "Trust"). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, and organized as a Massachusetts business trust under the laws of Massachusetts by an agreement and Declaration of Trust dated June 21, 2000. Each of the Funds offer three classes of shares, Class I, Class II and Class III shares (unlimited number of shares authorized, without par value). At December 31, 2003 shares issued and outstanding for the International Equity Fund were of Class I and Class III shares and shares issued and outstanding for the Emerging Markets Fund were of Class III. The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates. Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS

         Investments are carried at fair value. Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities, for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

         Repurchase Agreements are carried at cost, which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

         The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the rate of exchange to determine the value of investments, assets and liabilities. For each of the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

         Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

         The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Funds. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At December 31, 2003, the Funds did not have any forward foreign currency contracts outstanding.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

         The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

FEDERAL TAXES

         The Trust intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no federal income tax provision is required.

         Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

         The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Currently, the Funds' policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with federal income tax regulations.

         At December 31, 2003, the International Equity Fund had a capital loss carryforward of $111,075,279 to offset future capital gain net income. $73,000,548 of such carryforward, if unused, will expire on December 31, 2010 and $38,074,731 of such carryover, if unused will expire on December 31, 2011. In addition, the International Equity Fund generated a post-October net capital loss of $2,088,681, which, if unused, will expire on December 31, 2012.

At December 31, 2003, the components of accumulated earnings (loss) on a tax basis were as follows:


---------------------------------------------------------------------------------------------------------------------------------

                         Undistributed             Undistributed Net        Net Unrealized                   Total
                         Net Investment            Realized Capital         Appreciation on                  Accumulated
Funds                    Income                    Gains (Losses)           Investments                      Earnings (loss)
---------------------------------------------------------------------------------------------------------------------------------
International Equity     $1,212,692                $(111,075,279)             $56,363,313                      $(53,499,274)
Emerging Markets          4,290,341                            -               22,911,867                        27,202,208
---------------------------------------------------------------------------------------------------------------------------------


The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to the tax treatment of passive foreign investment companies and post-October losses.

         For the year ended December 31, 2003, the following reclassifications have been made on the statement of assets and liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus accounting principles generally accepted in the United States of America, such as the treatment of foreign currency gains and losses and the mark to market adjustments:


------------------------------------------------------------------------------------------------------------
                                                   Accumulated Net
                          Undistributed Net        Realized Capital
Funds                     Investment Income        Gains (Losses) on          Paid-in Capital
                                                   investments and
                                                   foreign currencies
------------------------------------------------------------------------------------------------------------
International Equity      $572,075                 $(1,735,070)              $1,162,995
Emerging Market           (168,628)                    168,628                    --
------------------------------------------------------------------------------------------------------------


         For the year ended December 31, 2003 and December 31, 2002, the tax character of the dividends paid, as reflected in the statements of changes in net assets were:


------------------------------------------------------------------------------------------------------------


Funds                                 Ordinary Income                       Long-Term Capital Gains
------------------------------------------------------------------------------------------------------------
                                      2003                 2002             2003               2002
------------------------------------------------------------------------------------------------------------
International Equity                  $10,763,972          $4,046,606       $        -               -
Emerging Markets                        4,819,882                   -                -               -
------------------------------------------------------------------------------------------------------------



NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

         The Funds are advised and managed by Baillie Gifford Overseas Limited (the "Manager"). The Manager is a registered investment adviser, which is a wholly owned subsidiary of Baillie Gifford & Co. Investment decisions made by the Manager for the Funds are made by teams organized for that purpose and no person or persons are primarily responsible for making recommendations to such teams.

         Under the Investment Advisory Agreement, the International Equity Fund pays the Manager a quarterly management fee, in arrears, at the rate of 0.35% of the Fund's average month end net assets and the Emerging Markets Fund pays the Manager a quarterly management fee, in arrears, at the rate of 0.50% of the Fund's average month end net assets. For the year ended December 31, 2003, the International Equity Fund incurred $1,261,590 in Investment Advisory Fees and for the period April 4, 2003 through December 31, 2003 the Emerging Markets Fund incurred $254,930 in Investment Advisory Fees.

         The Funds have adopted a Shareholder Service Plan providing that the Fund may obtain the services of, and compensate for, qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the International Equity Fund pays the Manager a fee at the annualized rate of 0.25% and 0.05% of the Fund's average daily net assets attributable to Class I and Class III shares, respectively and the Emerging Markets Fund pays the Manager a fee at the annualized rate of 0.10% of the fund's average daily net assets attributable to Class III shares. For the year ended December 31, 2003 the International Equity Fund incurred $13,245 and $177,578 in Shareholder Servicing Fees for Class I and Class III shares, respectively. For the period April 4, 2003 through December 31, 2003 the Emerging Markets Fund incurred $50,986 in Shareholder Servicing Fees for Class III shares.

         In April 2001, the Manager voluntarily undertook to pay all custody fees incurred by the International Equity Fund. The International Equity Fund will remain contractually obligated to pay the custody fees incurred and the Manager reserves the right to terminate such undertaking at any time. For the period from January 1, 2003 to December 31, 2003, the Manager has incurred approximately $120,000 of custody fees on behalf of the International Equity Fund.

NOTE C -- INVESTMENT TRANSACTIONS

   Purchases and proceeds from sales of securities (excluding short-term securities) were as follows:


                                         International Equity Fund
                                       For the Year Ended December 31, 2003
--------------------------------------------------------------------------------------------------------------------
Purchases
     Stocks and debt obligations                                                                       $136,237,638

Sales
     Stocks and debt obligations                                                                       $132,838,528

 The gross unrealized appreciation and (depreciation) on investments at December
  31, 2003 is as follows:

Gross Appreciation                                                                                      $77,861,369
Gross Depreciation                                                                                      (16,413,721)
                                                                                                  ------------------
     Net Unrealized Appreciation                                                                        $61,447,648
                                                                                                  ==================


                                               Emerging Markets Fund
                              For the Period April 4, 2003 through December 31, 2003

--------------------------------------------------------------------------------------------------------------------
Purchases
     Stocks                                                                                             $97,776,309

Sales
     Stocks                                                                                             $46,159,409


 The gross unrealized appreciation and (depreciation) on investments at December
 31, 2003 is as follows:

Gross Appreciation                                                                                      $24,138,189
Gross Depreciation                                                                                         (951,657)
                                                                                                  ------------------
     Net Unrealized Appreciation                                                                        $23,186,532
                                                                                                  ==================


         The   Funds'   cost  of  assets  and  gross   unrealized   appreciation
(depreciation) at December 31, 2003 for United States federal income tax purposes, were as follows:


----------------------------------------------------------------------------------------------------------------

                                Cost of               Gross              Gross                 Net Appreciation
Funds                           Investments           Appreciation       Depreciation          (Depreciation)
----------------------------------------------------------------------------------------------------------------
International Equity            $373,840,533          $72,777,034        $(16,413,721)          $56,363,313
Emerging Markets                  60,346,810           23,863,524            (951,657)           22,911,867
----------------------------------------------------------------------------------------------------------------


         The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of each Fund's involvement in such currencies.

NOTE D -- REPURCHASE AGREEMENTS

                  A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date. Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by a Fund of more than seven days duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of Fund's net assets would be so invested. At December 31, 2003 the Funds did not have any repurchase agreements outstanding.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                            International Equity Fund


                                        Class I Shares                                  Class III Shares
                                      For the Year Ended                               For the Year Ended
                                      December 31, 2003                                 December 31, 2003
                        -----------------------------------------------    --------------------------------------------
                               Shares                    Amount                  Shares                  Amount
                        ----------------------    ---------------------    --------------------    --------------------
Shares sold                           375,258               $1,774,074                       -         $             -

Shares issued in
reinvestment of
dividends and
distributions                          13,486                   54,390               1,102,266               4,449,805

Shares redeemed                      (204,358)                (976,080)                      -                       -
                        ----------------------    ---------------------    --------------------    --------------------

Net increase                          184,386                 $852,384               1,102,266              $4,449,805
                        ======================    =====================    ====================    ====================


                              Emerging Markets Fund

                                        Class III Shares
                             For the Period April 4, 2003 through
                                      December 31, 2003
                        -----------------------------------------------
                               Shares                    Amount
                        ----------------------    ---------------------

Shares sold                         5,403,518              $54,000,000

Shares issued in
reinvestment of
dividends and
distributions                               -                        -

Shares redeemed                             -                        -
                        ----------------------    ---------------------

Net increase                        5,403,518              $54,000,000
                        ======================    =====================



At December 31, 2003, 98.4% of the total shares outstanding of the International Equity Fund were held by one shareholder. On that same date, 100.0% of the total shares outstanding of the Emerging Markets Fund were held by one record shareholder.

[KPMG LOGO]

         757 Third Avenue
         New York, NY 10017

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Baillie Gifford Funds:

We have audited the accompanying statements of assets and liabilities of Baillie Gifford International Equity Fund (International Equity Fund) and Baillie Gifford Emerging Markets Fund (Emerging Markets Fund) (collectively, the Funds), including the portfolios of investments, as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods indicated herein as well as the financial highlights for each of the periods indicated herein during the three-year period ended December 31, 2003 with respect to the International Equity Fund and for the period April 4, 2003 (commencement of operations) through December 31, 2003 with respect to the Emerging Markets Fund. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the period ended December 31, 2000, were audited by other auditors whose report thereon dated February 26, 2001, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2003, the results of their operations, the changes in their net assets and the financial highlights for the aforementioned periods, in conformity with accounting principles generally accepted in the United States of America.

                                      /s/KPMG LLP

New York, New York
February 20, 2004

[GRAPHIC OMMITTED]

                             MANAGEMENT OF THE TRUST

     The following tables set forth the trustees and officers of the Trust, their principal occupations during the past five years, and certain other information.

---------------------------------------------------------------------------------------------------------------------
      NAME AND AGE (1)         POSITION(S)      LENGTH OF         PRINCIPAL OCCUPATION DURING PAST 5 YEARS (3)
                                HELD WITH      TIME SERVED
                                  TRUST            (2)
---------------------------------------------------------------------------------------------------------------------
TRUSTEES
---------------------------------------------------------------------------------------------------------------------
John G. Barrie, Jr.           Trustee         Since 2000     Retired.  Formerly: Assistant Treasurer, Dominion
Age 63                                                       Resources, Inc. (electric and gas utility).
----------------------------- --------------- -------------- --------------------------------------------------------
John M. Smith                 Trustee         Since 2000     Consultant, Board of Directors of certain Guardian
Age 67                                                       Mutual Funds (mutual funds) (4).  Formerly: Executive
                                                             Vice President, Guardian Life Insurance Company;
                                                             Executive Vice President and Director of Guardian
                                                             Insurance and Annuity Company; President and Director
                                                             of Guardian Investor Services Corp. (broker-dealer and
                                                             investment adviser); President of GIAC Funds, Inc.
                                                             (mutual funds); Director of Guardian Asset Management
                                                             Corp. and Guardian Baillie Gifford Ltd. (investment
                                                             advisers).
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------
R. Robin Menzies (5)          Trustee,        Since 2000     Partner, Baillie Gifford & Co. (investment manager);
Age 51                        Chairman of                    Director, Baillie Gifford Overseas Ltd. (investment
                              the Board,                     adviser); Director, Guardian Baillie Gifford Ltd.
                              and President                  (investment adviser); Vice-President, GIAC Funds, Inc.
                                                             and The Park Avenue Portfolio (mutual funds).
---------------------------------------------------------------------------------------------------------------------
OFFICERS (OTHER THAN OFFICERS WHO ARE ALSO TRUSTEES)
---------------------------------------------------------------------------------------------------------------------
Edward H. Hocknell            Vice President  Since 2000     Partner, Baillie Gifford & Co. (investment manager);
Age 43                                                       Director, Baillie Gifford Overseas Limited (investment
                                                             adviser).
----------------------------- --------------- -------------- --------------------------------------------------------
Alan Paterson                 Vice President  Since 2000     Head of Institutional Clients Accounting Department,
Age 36                                                       Baillie Gifford & Co. (investment manager).
----------------------------- --------------- -------------- --------------------------------------------------------
Dickson Jackson               Treasurer       Since 2001     Head of Overseas Institutional Clients Accounting
Age 32                                                       Department, Baillie Gifford & Co. (investment manager).
----------------------------- --------------- -------------- --------------------------------------------------------
Angus N.G. Macdonald          Secretary       Since 2000     Head of Compliance and Legal for the Baillie Gifford
Age 38                                                       Group (investment manager).
---------------------------------------------------------------------------------------------------------------------

(1) The address of each trustee and officer of the Trust is c/o Baillie Gifford Funds, , Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN .

(2) There is no stated term of office for the trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the trustees. Other officers may be elected or appointed by the trustees at any time.

(3) Previous positions during the past five years with Baillie Gifford & Co., Baillie Gifford Overseas Limited, and Baillie Gifford Group are omitted if not materially different from the positions listed.

(4) Mr. Smith serves as a consultant to the Boards of Directors of the following Guardian Mutual Funds: The Park Avenue Portfolio (includes 10 investment series); GIAC Funds, Inc. (3 series); The Guardian Bond Fund, Inc. (1 series); The Guardian Cash Fund, Inc. (1 series); and The Guardian Variable Contract Funds, Inc. (4 series)

(5) Mr. Menzies is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with Baillie Gifford Overseas Limited.

The funds SAI includes additional information about Fund directors and is available, without charge, upon request. Please call +44-131-275-2000 if required.

ITEM 2. CODE OF ETHICS.

(a) As of December 31, 2003, the registrant had adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c) The registrant did not amend its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant did not grant a waiver (including an implicit waiver) from a provision of its Code of Ethics during the period.

(e)  Not applicable.

(f)  The registrant's  Code of Ethics is attached hereto as an exhibit.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Mr. John G. Barrie, Jr., a member of the Board's Audit Oversight Committee, is an audit committee financial expert. Mr. Barrie is "independent" for purposes of this Item 3 of Form N-CSR. Mr. Barrie formerly served in various supervisory and managerial positions in accounting and finance at Dominion Resources, Inc. and affiliates. In these positions, Mr. Barrie was extensively involved in the preparation, analysis and use of corporate financial statements. In the capacity of Assistant Treasurer of Dominion Resources, Inc., Mr. Barrie had principal responsibility for administering the investment of over $1 billion or retirement plan assets, and was involved with internal and external auditors in establishing internal controls and procedures relating to the administration and reporting of retirement plan investments.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)
Fees for Services Rendered to the Registrant
--------------------------------------------
Fiscal Year    Audit Fees     Audit-Related Fees   Tax Fees       All Other Fees
--------------------------------------------------------------------------------
2002           $24,000        $0                   $12,750        $0
2003*          $50,000        $0                   $17,000        $0

*Includes services rendered in connection with the registrant's Emerging Markets Fund, which commenced operations on April 4, 2003.

Tax Fees include amounts for services rendered to the registrant for tax compliance, tax planning and tax advice, including tax return preparation and review of and participation in determining required income and capital gains distributions.

In 2003, there was (pound)11,000 billed by the registrant's accountants for services rendered in connection with a report on the internal control procedures of the investment management operations of Baillie Gifford Overseas Limited ("BGO"), the registrant's investment adviser, Baillie Gifford & Co. ("BG & Co."), the parent company of BGO, and certain other affiliates. The engagement, which was between the registrant's accountant and BG & Co., was approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) Not applicable.

(e)(2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant and rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

2002: $81,871

2003: $50,830

The amounts included above for non-audit services rendered to the registrant's investment adviser relate to its fiscal year ending March 31. Such amounts do not include the fees billed by the registrant's accountants to BG & Co. for the internal controls report described above. Such fees were (pound)11,000 for 2003 and (pound)10,500 for 2002.

(h) In evaluating the independence of the registrant's accountant, the Audit Oversight Committee of the registrant's Board of Trustees considered the provision of non-audit services rendered to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form
         N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)(1) Code of Ethics

(a)(2) Certification of the principal executive officer and principal financial officer to the registrant pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BAILLIE GIFFORD FUNDS

By (Signature and Title)    /s/ R Robin Menzies
                            --------------------------------------
                            R Robin Menzies, President

Date  March 29th, 2004



Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ R Robin Menzies
                           --------------------------------------
                           R Robin Menzies, President

Date March 29th, 2004

By (Signature and Title)   /s/ Dickson Jackson
                           --------------------------------------
                           Dickson Jackson, Treasurer

Date March 29th, 2004